STAFF COSTS - Schedule of Staff Costs and Average Number of Employees (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Staff costs comprise the following
Wages and salaries	$ 47.3	$ 46.9	$ 38.8
Share-based compensation	30.3	23.0	2.9
Pension costs	4.2	3.8	3.3
Other social security costs	0.4	1.4	1.5
Other staff costs	4.7	2.8	3.2
Total	$ 86.9	$ 77.9	$ 49.7
Average number of permanent employees
Seafarers | employee	109	105	100
Land-based | employee	498	468	386
Total | employee	607	573	486
Operating expenses
Staff costs comprise the following
Total	$ 9.6	$ 8.6	$ 7.7
Admini- strative expenses
Staff costs comprise the following
Total	$ 77.3	$ 69.3	$ 42.0